COMMITMENTS (Q1) (Details)	Aug. 12, 2019 USD ($) $ / shares
COMMITMENTS [Abstract]
Cash underwriting discount (in dollars per share) | $ / shares	$ 0.20
Underwriting fees | $	$ 5,000,000
Deferred underwriting discount (in dollars per share) | $ / shares	$ 0.35
Deferred underwriting fees | $	$ 8,750,000